UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	27,800	$4,227
H&R Block, Inc.	126,600	4,311
Johnson Controls, Inc.	34,490	1,237
Starbucks Corp.	18,810	1,143
Target Corp.	40,200	2,911
Tiffany & Co.	11,200	715
		14,544
Consumer Staples (15.4%):
CVS Health Corp.	51,600	4,984
Diageo PLC, ADR	23,370	2,516
Mead Johnson Nutrition Co.	33,160	2,404
Mondelez International, Inc., Class A	69,400	2,992
Philip Morris International, Inc.	48,600	4,374
The Coca-Cola Co.	82,920	3,559
The Hershey Co.	16,150	1,423
		22,252
Energy (6.8%):
Occidental Petroleum Corp.	55,680	3,832
Schlumberger Ltd.	83,370	6,026
		9,858
Financials (15.2%):
American Express Co.	36,350	1,945
Bank of America Corp.	265,940	3,760
Citigroup, Inc.	104,920	4,468
Citizens Financial Group, Inc.	73,500	1,562
The Bank of New York Mellon Corp.	119,820	4,340
The Goldman Sachs Group, Inc.	19,060	3,079
The Progressive Corp.	91,980	2,874
		22,028
Health Care (13.6%):
Baxter International, Inc.	83,080	3,041
Celgene Corp. (a)	19,890	1,995
Eli Lilly & Co.	14,000	1,107
Medtronic PLC	58,130	4,413
Merck & Co., Inc.	44,765	2,268
Perrigo Co. PLC	25,930	3,750
Pfizer, Inc.	103,010	3,141
		19,715
Industrials (12.6%):
Danaher Corp.	29,820	2,584
General Electric Co.	212,790	6,192
Masco Corp.	84,170	2,221
Nielsen Holdings PLC	40,050	1,929
Stanley Black & Decker, Inc.	14,680	1,385
Union Pacific Corp.	30,180	2,173
United Parcel Service, Inc.	19,366	1,805
		18,289
Information Technology (15.7%):
Alphabet, Inc., Class C (a)	7,458	5,541
Apple, Inc.	51,950	5,056
Cisco Systems, Inc.	123,020	2,927
EMC Corp.	149,760	3,709
SAP SE, ADR	27,000	2,155
Visa, Inc., Class A	42,160	3,140
		22,528

See notes to schedules of investments.

Security Description	Shares	Value
Materials (3.3%):
Air Products & Chemicals, Inc.	12,110	$1,534
Potash Corp. of Saskatchewan, Inc.	202,870	3,307
		4,841
Telecommunication Services (3.4%):
Verizon Communications, Inc.	98,900	4,942
Total Common Stocks (Cost $125,862)		138,997

Investment Companies (4.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	6,357,777	6,358
Total Investment Companies (Cost $6,358)		6,358
Total Investments (Cost $132,220) — 100.5%		145,355
Liabilities in excess of other assets — (0.5)%		(725)
NET ASSETS - 100.00%		$144,630

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on January 31, 2016.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Notes to Schedules of Portfolio Investments
Victory Institutional Funds	January 31, 2016
(Unaudited)

1. Federal Tax Information:

At January 31, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Cost of
	Investments	Gross	Gross	Net
	for Federal	Unrealized	Unrealized	Unrealized
	Tax Purposes	Appreciation	Depreciation	Appreciation
Institutional Diversified Stock	$133,425	$17,931	$(6,001)	$11,930

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Institutional Fund (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2016
(Unaudited)

have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).

Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Institutional Diversified Stock Fund
Common Stocks	$138,997	$—	$—	$138,997
Investment Companies	—	6,358	—	6,358
Total	$138,997	$6,358	$—	$145,355

There were no transfers between Level 1 and Level 2 as of January 31, 2016.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2016
(Unaudited)

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Chief Financial Officer

Date	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Chief Executive Officer

Date	March 28, 2016

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Chief Financial Officer

Date	March 28, 2016